Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of March 31, 2019	As of March 31, 2018
Buildings	$463,464	$488,652
Electronic equipment	236,973	264,692
Office equipment and furniture	260,537	256,992
Motor vehicles	159,842	153,600
Software	313,325	29,760
Leasehold improvements	83,295	89,003
Subtotal	1,517,436	1,282,699
Less: accumulated depreciation	(648,634)	(585,922)
Property and equipment, net	$868,802	$696,777